GOODWILL AND OTHER INTANGIBLE ASSETS Finite-Lived Assets and Future Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011 acquisition reporting_unit	Oct. 31, 2011 segment	Oct. 31, 2010	Oct. 31, 2009
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill arising from acquisitions		$ 64	$ 794
Adjustment to goodwill relating to deferred taxes form a prior acquisition		27
Additions to other intangibles		42	422
Foreign exchange translation impact		7
Number of operating segments	4	4
Previous number of reporting units	3	3
Number of acquisitions or business purchases	3	3
In-process research and development decrease		9
Reduction of goodwill due to divestitures			38
Other intangible assets due to divestiture		3	13
Reduction of other intangible assets due to divestiture			13
Amortization of intangible assets during the period		111	76	45
Future amortization expense for the first year following the current fiscal year-end		95
Future amortization expense for the second year following the current fiscal year-end		78
Future amortization expense for the third year following the current fiscal year-end		68
Future amortization expense for the fourth year following the current fiscal year-end		58
Future amortization expense for the fifth eyar following the current fiscal year-end		51
Future amortization thereafter		$ 79